Shareholders' Deficit (Details) - Schedule of stock option activities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option activities [Abstract]
Number of Options Balance Outstanding, Beginning	8,445,698	11,445,698
Weighted Average Exercise Price Balance Outstanding, Beginning	0.4	0.3
Aggregate Intrinsic Value Balance Outstanding, Beginning (in Dollars)
Number of Options Exercised		(3,000,000)
Weighted Average Exercise Price Exercised (in Dollars per share)		$ 0.03
Number of Options Balance Outstanding, Ending	8,445,698	8,445,698
Weighted Average Exercise Price Balance Outstanding, Ending	0.4	0.4
Weighted Average Remaining Contractual Term (Years) Balance Outstanding, Ending	5 years 1 month 6 days
Aggregate Intrinsic Value Balance Outstanding, Ending (in Dollars)	$ 48,000
Number of Options, Exercisable	8,445,698
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 0.4
Weighted Average Remaining Contractual Term (Years) Exercisable, Ending	5 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable (in Dollars)	$ 48,000